Offerings - Offering: 1	Mar. 12, 2026 USD ($)
Offering:
Fee Previously Paid	true
Transaction Valuation	$ 15,974,577
Amount of Registration Fee	$ 2,206.09
Offering Note

(1)	Calculated as the aggregate maximum value of Shares being purchased. The fee of $2,206.09 was paid in connection with the filing of the Schedule TO-I by Dynamic Alternatives Fund (File No. 005-94632) on October 10, 2025 (the “Schedule TO”). This is the final amendment to the Schedule TO and is being filed to report the results of the offer.